Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
OPERATING ACTIVITIES
Net income	$ 56,009	$ 126,076
Non-cash items:
Depreciation and amortization	78,576	48,346
Loss on sale of vessel	137	0
Asset impairments (note 13)	14,186	0
Unrealized gain on derivative instruments	(3,021)	(5,297)
Equity income	(9,599)	(8,931)
Other	6,555	1,821
Change in operating assets and liabilities	45,089	571
Expenditures for dry docking	(6,477)	(17,749)
Net operating cash flow	181,455	144,837
FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs	875,467	575,328
Repayments of long-term debt	(119,252)	(21,276)
Prepayment of long-term debt	(957,541)	(191,592)
Repayment of long-term debt of Entities under Common Control (note 3)	(119,252)	(21,276)
Net advances to affiliates (note 3)	0	(3,156)
Cash dividends paid	(42,159)	(10,519)
Proceeds from equity offerings, net of offering costs	0	227,995
Net financing cash flow	(243,485)	574,450
INVESTING ACTIVITIES
Proceeds from sale of vessels (note 13)	14,078	0
Expenditures for vessels and equipment	(6,728)	(230,664)
Expenditures for Principal Maritimes vessel acquisitions	0	(526,021)
Loan repayments from equity accounted investment (note 5a)	2,500	1,000
Return of capital from (investment in) Teekay Tanker Operations Ltd. (note 5c)	15,000	(239)
Acquisition of SPT, net of $0.4 million of cash assumed (note 17)	0	(45,581)
Net investing cash flow	24,850	(801,505)
Decrease in cash and cash equivalents	(37,180)	(82,218)
Cash and cash equivalents, beginning of the period	96,417	162,797
Cash and cash equivalents, end of the period	59,237	80,579
Entities under Common Control [Member]
FINANCING ACTIVITIES
Repayments of long-term debt	0	(3,971)
Repayment of long-term debt of Entities under Common Control (note 3)	0	(3,971)
Equity contribution from Teekay Corporation to Entities under Common Control (note 3)	$ 0	$ 1,641